Segment Information (Revenues by Products and Services) (Details) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Revenue [Line Items]
Net revenue	$ 58,995,918	$ 83,221,544	$ 156,053,109	$ 195,260,160	$ 365,624,781	$ 370,500,420
Sale Of General Merchandise [Member]
Segment Reporting Revenue [Line Items]
Net revenue					359,625,745	365,230,321
Department Store Income [Member]
Segment Reporting Revenue [Line Items]
Net revenue					4,832,718	4,060,540
Other Income [Member]
Segment Reporting Revenue [Line Items]
Net revenue					$ 1,166,318	$ 1,209,559